Expense Example	Feb. 28, 2026 USD ($)
AAM BRENTVIEW DIVIDEND GROWTH ETF | AAM BRENTVIEW DIVIDEND GROWTH ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
AAM Crescent CLO ETF | AAM Crescent CLO ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	126
AAM Low Duration Preferred and Income Securities ETF | AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
AAM S&P 500 High Dividend Value ETF | AAM S&P 500 High Dividend Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
AAM SLC Low Duration Income ETF | AAM SLC Low Duration Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	195
Expense Example, with Redemption, 10 Years	469
AAM Todd International Intrinsic Value ETF | AAM Todd International Intrinsic Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
AAM Transformers ETF | AAM Transformers ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616